Trade and other receivables - Tax claims (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			$ 649,000,000
Tax claim liability			(113,140,000)	$ (111,823,000)
Tax claims			535,860,000
Recognition of financial income			599,000	269,000	$ 72,000
Expenses from updating of accounts receivables			0	1,956,000	0
Buenaventura
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			3,950,000
Tax claim liability			0
Tax claims			3,950,000
Other Subsidiaries
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			16,253,000
Tax claim liability			(1,317,000)
Tax claims			14,936,000
Contacto Corredores de Seguros S.A.
Disclosure of Trade and other receivables, net [Line Items]
Collection from receivables			1,060,000	27,003,000	$ 0
Contacto Corredores de Seguros S.A. | Howden Hodco Peru S.A
Disclosure of Trade and other receivables, net [Line Items]
Receivable on sale of subsidiary			8,600,000	14,500,000
Present value of receivables from sale of subsidiary			7,400,000	$ 12,500,000
Reduction of account receivable		$ 4,800,000
Collection from receivables	$ 1,060,000.00
Recognition of financial income			599,000
Expenses from updating of accounts receivables			1,950,000
Forced Payments of Tax Debts Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			628,797,000
Tax claim liability			(111,823,000)
Tax claims			516,974,000
Forced Payments of Tax Debts in 2007 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			180,484,000
Tax claim liability			0
Tax claims			180,484,000
Forced Payments of Tax Debts in 2008 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			259,053,000
Tax claim liability			0
Tax claims			259,053,000
Forced Payments of Tax Debts in 2009 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			85,053,000
Tax claim liability			(34,801,000)
Tax claims			50,252,000
Forced Payments of Tax Debts in 2010 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			98,907,000
Tax claim liability			(77,022,000)
Tax claims			21,885,000
Forced Payments of Tax Debts in 2017 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			2,456,000
Tax claim liability			0
Tax claims			2,456,000
Forced Payments of Tax Debts in 2018 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			2,844,000
Tax claim liability			0
Tax claims			$ 2,844,000